Credit Facilities (Tables)	12 Months Ended
Jun. 30, 2021
Credit Facilities
Summary of outstanding balances on short-term bank loans

Outstanding balances on short-term bank loans consisted of the following:

		Weighted
		average
Lenders	Maturities	interest rate	Collateral/Guarantee	June 30, 2021	June 30, 2020

Shanghai Pudong Development ("SPD") Bank Chongqing Nanbing Road Branch	Fully repaid by October 2020	6.09%	A security deposit of $109,221 and guaranteed by the CEO and certain members of the family and affiliate	$—	$1,273,794
Chongqing Rural Commercial Bank	November 25, 2020	6.74%	Guaranteed by the CEO and certain members of the family and affiliate and Chongqing Reassurance Co., Inc.	—	1,839,928
Chongqing Beibei Chouzhou Bank Co., Ltd. (Chouzhou Bank)	March 20, 2020	6.96%	Guaranteed by GA Yongpeng's properties recorded at RMB 36,626,600 (approximately $5.2 million) and Zeshu Dai's 6.25% of stock right of GA Yongpeng recorded at RMB 1,250,000 (approximately $0.2 million)	—	336,845
The Agriculture Bank of China Chongqing Yubei Branch	June 27, 2021	3.85%	Guaranteed by the properties of JMC's CEO and CFO recorded at RMB 5,517,400 (approximately $0.8 million)	—	467,058
China Zheshang Bank Chongqing Branch	May 5, 2021	5.35%	Guaranteed by the properties of JMC's CEO and CFO recorded at RMB 12,090,000 (approximately $1.7 million)	—	778,430
Industrial and Commercial Bank of China Shiqiaopu Branch	March 11, 2022	3.85%	Guaranteed by the properties of JMC's CEO and CFO recorded at RMB 7,495,600 (approximately $1.2 million)	782,073	—
Total				$782,073	$4,696,055
Less: short term loans - banks - discontinued operations				—	(3,450,566)
Short term loans - banks - continuing operations				$782,073	$1,245,489

Summary of outstanding balances of short term third-party loans

Outstanding balances of third-party loans consisted of the following:

		Weighted
		average
Lenders	Maturities	interest rate	Collateral/Guarantee	June 30, 2021	June 30, 2020

Sichuan Toucu Financial Information Services Co., Ltd	—	9.0%	None	$—	$63,554
Chongqing Puluosi Small Mortgage Co., Ltd.	Various amounts due between November 2018 and January 2019 – in default*	12.0%	Guaranteed by the CEO and certain members of the family and affiliate	4,572,421	4,183,248
Gang Hu	September 4, 2022	7.13%	None	131,636	120,303
Chongqing Reassurance Co., Ltd.	Due upon request	17.4%	None	2,177,176	273,294
Mei Yang	—	24.0%	None	—	7,077
Ping Wang	September 17, 2021 (Subsequently extended to September 17, 2022)	10.8%	None	47,234	43,875
Yixuan Liu	September 11, 2022	12.0%	None	92,920	84,920
Shuming Yang	September 20, 2022	12.0%	None	185,839	169,839
Chunlan Zhuo	March 22, 2021 (Subsequently extended to March 22, 2022)	18.0%	None	36,094	63,911
Qin Cao	June 30, 2021 (Subsequently extended to June 30, 2022)	24.0%	None	5,380	30,005
Maohua Xia	June 30, 2021 (Subsequently extended to June 30, 2022)	24.0%	None	5,749	33,561
Shiguo Zhang	March 3, 2022	18.0%	None	340,705	—
Chongqing Shouqing Trading Co., Ltd.	September 7, 2021 (Subsequently extended to September 7, 2022)	12.0%	None	418,138	382,139
Shengli Huang	April 23, 2022	24.0%	None	—	99,073
Xiaofen Ai	June 17, 2021	24.0%	None	—	28,307
Chongqing Haobangshou Ecommerce Co., Ltd.	March 24, 2023	6.0%	None	1,548,659	1,415,328
Shiwen Zhang	September 2, 2021 (Subsequently extended to September 2, 2022)	24.0%	None	108,406	—
Xiaomei Qin	September 7, 2021 (Subsequently extended to September 7, 2022)	18.0%	None	30,973	—
Shengmeng Zhang	Various amounts due between October 2021 and December 2021 (Fully repaid in July 2021)	12.0%	None	46,460	—
Qin Zhou	February 28, 2022	18.0%	None	123,893	—
Mei Zhang	—	24.0%	None	—	49,536
Feng Zhou	February 28, 2022	12.0%	None	15,487	14,153
Xiaolin Cao	November 30, 2020 (Fully repaid by issuance of 500,000 ordinary shares in April 2021)	—%	None	—	500,000
Total loans from third parties				$9,887,170	$7,562,123
Total non-current loans from third parties				(2,424,426)	(2,074,871)
Total current loans from third parties				$7,462,744	$5,487,252
Less: current loans from third parties - discontinued operations				(7,462,744)	(4,987,252)
Current loans from third parties - continuing operations				$—	$500,000

*The Company received three complaints related to an approximately $1.5 million (RMB 10,000,000) loan that was due on November 13, 2018, an approximately $0.5 million (RMB 3,000,000) loan due on December 21, 2018, and an approximately $3.1 million (RMB 20,000,000) loan due on January 2, 2019. The following amounts have been accrued in the accompanying consolidated financial statements under discontinued operations for the years ended June 30, 2021 and 2020: interest at a default interest rate of 18% totaling approximately $721,000 and $781,000, respectively. As of the date of this report, the Company has paid approximately $0.5 million (RMB 3,411,544) of the total repayment. On October 27, 2020, Chongqing Yubei District People’s Court froze CQ Penglin bank accounts with a total balance of approximately $20,000 (RMB 130,295). As of the date of this report, the accounts are still frozen.

Summary of outstanding balances of long term bank loan

The outstanding balance of long term bank loan consisted of the following:

		Weighted
		average
Lender	Maturity	interest rate	Collateral/Guarantee	June 30, 2021	June 30, 2020

Chongqing Dadukou Rongxing Village & Township Bank	September 20, 2020 (Subsequently in default*)	12.0%	Guaranteed by CQ Penglin, CQ Pengmei, GA Yongpeng, CQ Mingwen, the CEO and certain members of the family	$850,808	$777,558
Less: long term loan - bank - discontinued operations				(850,808)	(777,558)
Long term loan - bank - continuing operations				$—	$—

*On August 12, 2020, Chongqing Dadukou Rongxing Village & Township Bank (“Dadukou Rongxing”) sued CQ Penglin to repay the loan of Dadukou Rongxing approximately $1.0 million (RMB 6,629,447), which consists of principal of approximately $0.8 million (RMB 5,493,839) and approximately $0.2 million (RMB 1,135,608), in the Chongqing Dadukou District People’s Court.   CQ Penglin, CQ Pengmei, GA Yongpeng, CQ Mingwen, the CEO and certain members of the family guaranteed the loan shall bear joint and several lability for the repayment.  As of the date of this report, the Chongqing Dadukou District People’s Court has not held a trial.